Non-controlling interest (“NCI”) (Details Textual) - CAD ($)	4 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Mingzhong [Member] | Major ordinary share transactions [member]
Disclosure of Non-controlling interest NCI” [Line Items]
Proceeds from issuing shares	$ 602,780
Non-controlling interests [member]
Disclosure of Non-controlling interest NCI” [Line Items]
Proceeds from issuing shares		$ 178,390	$ 164,000